Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 ManufacturingSite	Dec. 31, 2011	Dec. 31, 2010
Other Long-Term Liabilities (Textual) [Abstract]
Accruals for extended environmental-related activities	$ 97,220	$ 89,266	$ 89,562
Estimated costs of current investigation and remediation activities included in Other accruals	17,101	42,847	60,048
Amount by which unaccrued maximum of estimated range exceeds minimum accruals	88,671
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities	2
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	59,132
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	51.70%
Amount by which unaccrued maximum of estimated range exceeds minimum	88,671
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 56,952
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	64.20%